Quarterly Holdings Report
for

Fidelity® Series Government Bond Index Fund

May 31, 2021

XGB-QTLY-0721
1.9891228.102

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.7%
	Principal Amount	Value
U.S. Government Agency Obligations - 4.4%
Fannie Mae:
0.25% 7/10/23	$2,769,000	$2,772,344
0.25% 11/27/23	3,952,000	3,957,312
0.5% 6/17/25	3,135,000	3,124,054
0.625% 4/22/25	814,000	816,416
0.875% 8/5/30	727,000	679,770
1.375% 9/6/22	7,815,000	7,939,180
1.625% 1/7/25	15,000	15,622
1.875% 9/24/26	674,000	709,738
2% 10/5/22	5,000	5,126
2.125% 4/24/26	221,000	235,117
2.5% 2/5/24	690,000	731,345
2.625% 9/6/24	125,000	134,334
5.625% 7/15/37	163,000	241,901
6.25% 5/15/29	71,000	96,817
7.125% 1/15/30	6,000	8,686
Freddie Mac:
2.75% 6/19/23	11,000	11,578
6.25% 7/15/32	585,000	851,063
6.75% 9/15/29	185,000	264,467
6.75% 3/15/31	173,000	252,303
		22,847,173
U.S. Treasury Obligations - 95.3%
U.S. Treasury Bonds:
1.125% 5/15/40	1,491,000	1,242,947
1.125% 8/15/40	2,654,000	2,203,649
1.25% 5/15/50	1,501,000	1,163,158
1.375% 11/15/40	12,447,000	10,795,828
1.375% 8/15/50	2,275,000	1,821,333
1.625% 11/15/50	8,594,000	7,342,499
1.875% 2/15/41	6,716,000	6,360,262
1.875% 2/15/51	3,943,000	3,585,050
2% 2/15/50	2,463,000	2,306,272
2.25% 8/15/49	1,094,000	1,082,761
2.375% 11/15/49	1,189,000	1,209,343
2.375% 5/15/51	2,170,000	2,212,044
2.5% 2/15/45	10,000	10,418
2.75% 8/15/47	1,961,000	2,141,473
2.875% 5/15/43	10,000	11,122
2.875% 8/15/45	66,000	73,508
2.875% 11/15/46	3,005,000	3,353,392
2.875% 5/15/49	1,675,000	1,888,773
3% 5/15/42	158,000	179,293
3% 11/15/44	135,000	153,346
3% 5/15/45	303,000	344,461
3% 11/15/45	732,000	833,822
3% 2/15/47	15,340,000	17,521,755
3% 5/15/47	808,000	923,329
3% 2/15/48	636,000	727,450
3% 8/15/48	519,000	594,478
3% 2/15/49	420,000	482,114
3.125% 2/15/43	137,000	158,492
3.125% 8/15/44	233,000	270,180
3.125% 5/15/48	2,743,000	3,211,453
3.375% 5/15/44	1,939,000	2,336,798
3.375% 11/15/48	3,238,000	3,969,586
3.625% 8/15/43	81,000	101,063
3.625% 2/15/44	600,000	750,516
3.75% 8/15/41	275,000	346,822
3.75% 11/15/43	6,095,000	7,752,078
3.875% 8/15/40	1,136,000	1,451,684
4.25% 11/15/40	92,000	123,359
4.5% 2/15/36 (a)	861,000	1,153,942
4.625% 2/15/40	189,000	264,083
4.75% 2/15/41	12,000	17,111
5% 5/15/37	1,801,000	2,562,415
5.25% 11/15/28	5,000	6,401
6.125% 8/15/29	443,000	606,529
U.S. Treasury Notes:
0.125% 9/30/22	534,000	534,146
0.125% 10/31/22	31,865,000	31,873,713
0.125% 11/30/22	9,004,000	9,006,462
0.125% 12/31/22	1,901,000	1,901,297
0.125% 2/28/23	13,081,000	13,080,489
0.125% 9/15/23	2,365,000	2,361,674
0.125% 12/15/23	34,163,000	34,081,592
0.125% 1/15/24	8,513,000	8,488,060
0.125% 2/15/24 (a)	12,495,000	12,455,465
0.25% 4/15/23	872,000	873,771
0.25% 5/31/25	1,615,000	1,594,434
0.25% 6/30/25	13,046,000	12,868,146
0.25% 7/31/25	1,954,000	1,925,301
0.25% 8/31/25	380,000	373,810
0.25% 9/30/25	448,000	440,318
0.25% 10/31/25	2,642,000	2,592,875
0.375% 4/30/25	3,668,000	3,643,642
0.375% 11/30/25	498,000	490,880
0.375% 12/31/25	13,114,000	12,912,680
0.375% 7/31/27	16,902,000	16,171,121
0.375% 9/30/27	1,396,000	1,331,217
0.5% 3/15/23	95,000	95,620
0.5% 3/31/25	202,000	201,811
0.5% 2/28/26	8,512,000	8,410,920
0.5% 4/30/27	2,917,000	2,826,755
0.5% 6/30/27	2,645,000	2,554,905
0.5% 8/31/27	3,933,000	3,786,127
0.625% 3/31/27	1,366,000	1,335,959
0.625% 11/30/27	1,727,000	1,667,769
0.625% 12/31/27	2,957,000	2,850,964
0.625% 5/15/30	1,227,000	1,133,202
0.625% 8/15/30	9,798,000	9,012,629
0.75% 3/31/26	15,634,000	15,616,900
0.75% 4/30/26 (a)	5,776,000	5,765,170
0.875% 11/15/30 (a)	2,949,000	2,767,452
1.125% 2/28/25	827,000	845,963
1.125% 2/15/31 (a)	8,959,000	8,576,843
1.25% 7/31/23	624,000	638,576
1.25% 8/31/24	1,913,000	1,966,953
1.25% 4/30/28	783,000	782,755
1.375% 2/15/23	687,000	701,545
1.375% 1/31/25	66,000	68,140
1.375% 8/31/26	3,658,000	3,752,308
1.5% 8/15/22	2,743,000	2,789,610
1.5% 9/15/22	5,088,000	5,179,226
1.5% 1/15/23	3,496,000	3,573,841
1.5% 9/30/24	1,066,000	1,105,017
1.5% 10/31/24	641,000	664,462
1.5% 11/30/24	4,483,000	4,647,610
1.5% 8/15/26	192,000	198,128
1.5% 2/15/30	5,634,000	5,633,340
1.625% 8/31/22	585,000	596,129
1.625% 11/15/22	211,000	215,632
1.625% 12/15/22	4,336,000	4,436,439
1.625% 2/15/26	10,000	10,405
1.625% 5/15/26	222,000	230,837
1.625% 9/30/26	199,000	206,587
1.625% 8/15/29	678,000	687,879
1.75% 6/30/22	207,000	210,695
1.75% 7/15/22	2,004,000	2,041,262
1.75% 1/31/23	2,671,000	2,742,992
1.75% 6/30/24	1,098,000	1,145,823
1.75% 7/31/24	720,000	751,781
1.75% 12/31/24	1,000	1,046
1.75% 11/15/29	261,000	267,168
1.875% 7/31/26	105,000	110,463
2% 7/31/22	198,000	202,409
2% 10/31/22	1,355,000	1,391,045
2% 11/30/22	242,000	248,825
2% 5/31/24	1,618,000	1,699,153
2% 2/15/25	56,000	59,104
2% 8/15/25	422,000	446,331
2% 11/15/26	2,382,000	2,517,755
2.125% 12/31/22	69,000	71,175
2.125% 3/31/24	2,417,000	2,543,043
2.125% 5/15/25	734,000	779,158
2.25% 4/30/24	2,642,000	2,791,748
2.25% 11/15/24	196,000	208,242
2.25% 12/31/24	24,000	25,530
2.25% 2/15/27	1,829,000	1,957,459
2.25% 8/15/27	1,597,000	1,707,293
2.25% 11/15/27	1,198,000	1,279,941
2.375% 1/31/23	92,000	95,436
2.375% 2/29/24	6,467,000	6,840,873
2.375% 8/15/24	200,000	212,836
2.375% 4/30/26	626,000	673,977
2.375% 5/15/27	2,224,000	2,395,578
2.375% 5/15/29	1,105,000	1,185,371
2.5% 3/31/23	67,000	69,889
2.5% 1/31/24	7,562,000	8,015,720
2.5% 5/15/24	200,000	212,977
2.5% 2/28/26	1,670,000	1,806,275
2.625% 2/28/23	122,000	127,295
2.625% 6/30/23	4,568,000	4,802,110
2.625% 12/31/23	223,000	236,720
2.625% 3/31/25	1,463,000	1,580,097
2.625% 12/31/25	1,867,000	2,028,320
2.625% 1/31/26	998,000	1,084,779
2.625% 2/15/29	2,771,000	3,025,044
2.75% 5/31/23	237,000	249,267
2.75% 7/31/23	425,000	448,690
2.75% 8/31/23	23,000	24,323
2.75% 11/15/23	202,000	214,538
2.75% 2/28/25	40,000	43,344
2.75% 6/30/25	1,403,000	1,526,091
2.75% 8/31/25	17,000	18,515
2.75% 2/15/28	1,629,000	1,792,027
2.875% 9/30/23	2,531,000	2,688,891
2.875% 10/31/23	36,000	38,318
2.875% 11/30/23	870,000	927,604
2.875% 4/30/25	4,817,000	5,254,481
2.875% 5/31/25	104,000	113,523
2.875% 7/31/25	3,667,000	4,008,919
2.875% 11/30/25	629,000	689,836
2.875% 5/15/28	6,532,000	7,238,783
2.875% 8/15/28	15,612,000	17,311,025
3% 9/30/25	5,763,000	6,342,452
3% 10/31/25	3,689,000	4,062,944
3.125% 11/15/28	7,048,000	7,943,867
		490,712,069
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $517,506,923)		513,559,242
	Shares	Value

Money Market Funds - 4.7%
Fidelity Cash Central Fund 0.03% (b)	5,585,850	$5,586,967
Fidelity Securities Lending Cash Central Fund 0.03% (b)(c)	18,743,974	18,745,849
TOTAL MONEY MARKET FUNDS
(Cost $24,332,816)		24,332,816
TOTAL INVESTMENT IN SECURITIES - 104.4%
(Cost $541,839,739)		537,892,058
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(22,775,515)
NET ASSETS - 100%		$515,116,543

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,991
Fidelity Securities Lending Cash Central Fund	7,841
Total	$11,832

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.